Disposals of businesses and deconsolidation of subsidiaries - West Polaris Consideration (Details) - USD ($)			12 Months Ended
		Jun. 19, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal	[1]		$ (245,000,000)	$ 0	$ (63,000,000)
West Polaris earn out realized
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Enterprise value		$ 540,000,000
Less: Debt assumed		(336,000,000)
Purchase price		204,000,000
Plus: Working capital adjustment		31,000,000
Purchase price		235,000,000
Cash		204,000,000
Less: net carrying value of assets and liabilities		(271,000,000)
Less: allocated goodwill to subsidiaries		(41,000,000)
Loss on disposal		$ (77,000,000)

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".